Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current and deferred federal tax (benefit) expense
Current expense (benefit)	$ 1,842	$ (432)	$ 3,760
Deferred (benefit) expense	(203)	205	290
Total income tax expense (benefit)	1,639	(227)	4,050
Reconciliation of the federal income tax rate to the company's effective income tax rate
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciling items:
Tax exempt interest (as a percent)	(8.90%)	(33.50%)	(2.50%)
Change in valuation allowance (as a percent)	0.00%	(10.30%)	0.10%
Dividends-received deduction (as a percent)	(1.50%)	(7.00%)	(0.80%)
Goodwill impairment (as a percent)	0.00%	0.00%	2.40%
Permanent nondeductible expenses (as a percent)	0.20%	0.90%	0.10%
Other (as a percent)	0.30%	0.20%	0.10%
Effective income tax rate: (as a percent)	25.10%	(14.70%)	34.40%
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	0
Additions based on tax positions related to the current year	0
Reductions based on tax positions related to the current year	0
Additions for tax positions of prior years	(235)
Reductions for tax positions of prior years	0
Settlements	235
Balance at end of year	0	0
Interest expense
Interest expense related to income tax matters	35
Interest accrued	$ 35	$ 0